Capital and reserves	6 Months Ended
Jun. 30, 2020
Capital and reserves
Capital and reserves

17.          Capital and reserves

(a)	Share capital

(Number of shares, unless stated otherwise)

	June 30,	December 31,
	2020	2019
Number of shares issued	50,317,860	50,000,000
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital, RUB thousands	8,597	8,547

The Company issued 1,000 ordinary shares on May 28, 2014 in exchange for contribution in cash of RUB 47 thousand that were allocated to Share capital and 99,000 ordinary shares on February 24, 2016 in exchange for contribution in cash of RUB 5,000,000 thousand, of which  RUB 8,500 thousand were allocated to Share capital and RUB 4,991,500 thousand to Share premium.

On March 1, 2018 the Registrar of Companies of Cyprus registered the subdivision of the existing Company’s share capital of 100,000 ordinary shares of EUR 1.00 each into 50,000,000 ordinary shares of EUR 0.002 each.

On October 24, 2019, the shareholders approved the increase of the authorized share capital of the Company from 50,000,000 shares to 60,000,000 shares.

On May 8, 2020 the Company issued 317,860 new shares under the 2016 HeadHunter Unit Option Plan, bringing the total number of issued ordinary shares to 50,317,860. See Note 18(a)(i).

All shares issued are fully paid,  except 317,860 shares issued on May 8, 2020, which are not paid as of June 30, 2020, and relevant shareholder receivable of RUB 50 thousand is included in the Trade and other receivables in our unaudited consolidated condensed interim statement of financial position as of June 30, 2020.

(b)	Ordinary shares

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of shareholders.

(c)	Share premium

On January 29, 2018 the District Court of Nicosia (Cyprus) has issued a court order ratifying the reduction of the share premium of the Company by RUB 3,422,874 thousand. On February 16, 2018 the Registrar of Companies of Cyprus has registered the reduction of the Group’s share premium by RUB 3,422,874 thousand based on the shareholders resolution and the court order.

As at December 31, 2019 the share premium included a contribution of RUB 1,568,626 thousand and an amount of RUB 295,251 thousand attributable to the share-based compensation (see Note 18(a)).

As at June 30, 2020 the share premium included a contribution of RUB 1,568,626 thousand and an amount of RUB 359,483 thousand attributable to the share-based compensation (see Note 18(a) and Note 25(b)).

(d)	Distributions to shareholders and non-controlling interest
(i)	Distributions to shareholders

On March 11, 2020 the Board of Directors has approved dividend of $0.50 per share for the year ended December 31, 2019, which amounted to $25,000,000 or RUB 1,800,520 thousand.

On April 15, 2020 the Board of Directors has taken a decision to defer the payment of the dividends due to uncertainty associated with the COVID‑19 spread. The dividends liability is included as a separate line item in the unaudited condensed consolidated interim statement of financial position as of June 30, 2020.

On May 28, 2019 the Board of Directors has approved dividend of $0.36 per share for the year ended December 31, 2018, which amounted to $18,000,000 or RUB 1,160,345 thousand.  The dividends were paid to shareholders in July 2019.

(ii) Distributions to non-controlling interest

The Group subsidiaries in Kazakhstan and Belarus have declared dividends to the Group and to the non-controlling interest.

Dividends declared by these entities to non-controlling shareholders amounted to RUB 66,917 thousand for the six months ended June 30, 2020 and RUB 71,485 thousand for the six months ended June 30, 2019.

Dividends settled by these entities to non-controlling shareholders (including withholding tax) amounted to RUB 66,975 thousand for the six months ended June 30, 2020 and RUB 76,700 thousand for the six months ended June 30, 2019.

(e)	Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.